Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
17.	Intangible assets

The following is the movement of intangibles and their amortization and impairment for the years ended December 31, 2017 and 2016:

	Licenses and software	Other intangibles (1)	Total
Cost
Balance as of December 31, 2016	784,320	138,982	923,302
Acquisitions	169,545	6,323	175,868
Disposals	(9,469)	-	(9,469)
Foreign currency translation	(1,414)	(92)	(1,506)
Transfers	17,574	23,339	40,913
Balance as of December 31, 2017	960,556	168,552	1,129,108
Accumulated amortization
Balance as of December 31, 2016	(583,680)	(67,490)	(651,170)
Amortization of the period	(89,216)	(18,830)	(108,046)
Disposals	8,744	-	8,744
Foreign currency translation	979	-	979
Transfers	(2,242)	2,853	611
Balance as of December 31, 2017	(665,415)	(83,467)	(748,882)

Net balance as of December 31, 2016	200,640	71,492	272,132
Net balance as of December 31, 2017	295,141	85,085	380,226
Useful life	< 5 years	< 7 years

	Licenses and software	Other intangibles (1)	Total
Cost
Balance as of December 31, 2015	733,115	244,063	977,178
Additions	63,560	5,693	69,253
Disposals	(29,099)	-	(29,099)
Foreign currency translation	(9,359)	(149)	(9,508)
Reclassifications	26,103	(110,625)	(84,522)
Balance as of December 31, 2016	784,320	138,982	923,302
Accumulated amortization
Balance as of December 31, 2015	(533,784)	(55,343)	(589,127)
Amortization expense	(81,913)	(28,142)	(110,055)
Disposals	29,097	-	29,097
Foreign currency translation	8,527	1	8,528
Reclassifications	(5,607)	15,994	10,387
Balance as of December 31, 2016	(583,680)	(67,490)	(651,170)

Balance as of December 31, 2015	199,331	188,720	388,051
Balance as of December 31, 2016	200,640	71,492	272,132
Useful life	< 5 years	< 7 years

(1)	Corresponds mainly to easements.